CULLEN HIGH DIVIDEND EQUITY FUND, CULLEN INTERNATIONAL HIGH DIVIDEND FUND,
AND CULLEN SMALL CAP VALUE FUND SEMIANNUAL REPORTS 12-31-10

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09871

Cullen Funds Trust
(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and address of agent for service)

877-485-8586
Registrant's telephone number, including area code

Date of fiscal year end: 6/30

Date of reporting period: six months ended 12/31/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Cullen Funds Trust

Cullen International High Dividend Fund
Cullen High Dividend Equity Fund
Cullen Small Cap Value Fund

SEMI-ANNUAL REPORT

December 31, 2011

CULLEN FUNDS TRUST

CULLEN FUNDS TRUST

February 25, 2012

Dear Shareholder:

Unaudited Retail Class performance for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), and Cullen Small Cap Value Fund (“Small Cap Fund”) versus their respective benchmarks for the six months ended December 31, 2011 was as follows:

Fund/Benchmark	Performance
Cullen High Dividend Equity Fund	3.34%
Standard & Poors 500 Index	(3.69)%

Cullen International High Dividend Fund	(14.24)%
MSCI EAFE Index	(16.21)%

Cullen Small Cap Value Fund	(9.98)%
Russell 2500 Value Index	(8.91)%

Please refer to the financial highlights for each Fund’s respective share class’ performance on pages 26-33 of this semi-annual report.

Portfolio Review—High Dividend Fund

The High Dividend Fund’s performance versus the Standard & Poors 500 Index (“S&P 500”) during the period was primarily due to stock selection decisions, most notably within the Financials, Health Care, and Consumer Staples sectors. The Fund’s relative outperformance was also impacted by our overweight allocation to the Consumer Staples and Health Care sectors with its underweight allocation to the Information Technology sector partially offsetting the positive allocation effect.

Portfolio Review—International High Dividend Fund

The International High Dividend Fund’s relative performance versus the MSCI EAFE Index (“MSCI EAFE”) during the period was primarily due to allocation decisions, most material being the Fund’s overweight allocation to the Consumer Staples sector and underweight allocation to the Consumer Discretionary and Financial sectors. The relative outperformance was also impacted, to a lesser extent, by stock selection effect, most notably in the Consumer Staples sector, partially offset by negative stock selection effect in the Industrials and Energy sectors.

Portfolio Review—Small Cap Fund

The Small Cap Fund’s performance relative to the Russell 2500 Value Index during the period was primarily due to allocation decisions, most material being the Fund’s underweight allocation to the Financials sector and overweight allocation to the

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Telecommunication Services, Utilities and Energy sectors. The relative underperformance was partially offset by stock selection effect, most notably in the Financials and Industrials sectors, partially offset by negative stock selection effect in the Materials sector.

Outlook

Markets have discounted the downside economic risks, and we believe there is potential in fact for stock performance to pick up in the year ahead. The attractiveness of equities rests on three legs: ongoing negative sentiment, the strong financial position of corporations, and attractive valuations. The situation in Europe remains the biggest concern, and a resolution or stabilization there thus has the most potential for upside equity market performance. Over the next year, we expect high levels of volatility will continue until greater clarity emerges. Over the long-term, however, we believe the current uncertainty creates a window of opportunity — particularly for those who are able to bear the short-term volatility.

To elaborate, for the past three years, we have written about how we expect the exit from the US financial crisis to be a grinding global economic recovery with interludes of volatility. Policy makers and economic actors continue to work through the difficult task of rectifying the major imbalance that has been the root cause of a series of financial crises — namely, the imbalance built over twenty-plus years whereby over-consumption in the developed West has been financed by abundant savings in emerging countries, especially China, due to export-led development models adopted there. In mid-December 2011, Mark Carney, Canada’s central banker, delivered a speech that we believe is an excellent diagnosis of the ailments through which the global economy has been working since 2007. In Governor Carney’s words: “Most fundamentally, current events mark a rupture. Advanced economies have steadily increased leverage for decades. That era is now decisively over.” We refer interested readers to the full text of the speech; to be sure it is in the language of an economist, but it is clear-sighted. (http://www.bankofcanada.ca/2011/12/speeches/growth-in-the-age-of-deleveraging)

We also agree with Governor Carney’s prescription for what needs to be done to restore the global economy to balance and vitality. There needs to be fundamental restructuring in these developed economies. In the United States, this means significant tax reform, overhauling unfunded healthcare and social security entitlements to put them on a sound footing, and reining in and making government spending more effective. In Europe, it means fiscal union (in effect, if not in name) to match monetary union or a dissolution of the monetary union. In the meantime, central bankers around the world are doing what they can to buy time by keeping money flowing with unconventional bond-buying and extremely low interest rates, in fact negative real rates which also directly help debtors in their deleveraging efforts (“financial repression” has been the popular term adopted for this low-rate policy).

Making such fundamental changes will indeed take time, as behind the policy lies politics, for there is bitter medicine to be swallowed by most. You can see clearly in the news that the fiscal policy direction in Europe and the United States is toward this necessary,

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inevitable structural reform. The dialogue has completely turned this way, and the first baby steps have been taken. There have been many EU summits, and there will be many more. Market responses to the communiqués coming out these gatherings are typically positive to what seem like solutions at one-stroke, but in reality a lasting fix will take time, as it truly is a constitutional issue for Europe, and thus requires the proper mix of technocracy/expediency and democracy. The 2012 elections in the US will be critical, and it goes without saying that very few significant policy steps will be taken over the next year. Thus, in sum, the economic and market environment over the next year may be very similar to that which has prevailed over the last couple of years. By this time next year, however, a clear path forward may set the stage for strong secular growth, both in the real economy and equity markets.

While symptoms can be eased, deleveraging absolutely requires austerity on the part of debtors. So, demand coming from consumption in the West will continue to be soft (with few exceptions, for example Canadian households who were in good shape have increased their spending and borrowing since 2007, but they are quickly running out of capacity to do so). Demand needs to come from those with strong balance sheets, i.e. developing markets, in particular from China. We likewise see baby steps in this direction, but this too will take time. It’s important to note that if one side—either the developed West or emerging economies — in this co-dependent relationship moves, the other must as well. To tie it in to the word leverage, think of two children on a seesaw.

Finally, we believe one of the most important elements of Governor Carney’s speech was his emphasis on the fact that corporations, especially those in North America, have been the one group in the developed economies where balance sheets have grown healthier over the past twenty years, and are in fact in historically strong shape. So, they too are in a position to spend via investment. They can do so by investing to improve their productivity and to take their competitive advantages to the emerging markets from which demand growth will most likely continue to come.

This unusual financial strength of companies, in general, is itself an important good the market often seems to lose sight of in recent times. As a “risk asset,” stocks will continue to be susceptible to the interludes of financial market volatility we have seen and written about extensively over the past few years. But, this is noise, and the strong fundamentals of companies and compelling valuations, especially relative to sovereign and other issuers of financial instruments, make them compelling investments to preserve and build wealth over the longer-term.

While we are always bottom-up stock pickers — weighing each company’s unique competitive strengths, market opportunity and financial condition—the outlook we have held and continue to hold on the general global economy enters into the lens through which we assess investments. In general, favorable conditions will likely prevail for companies that serve non-discretionary consumer spending in constrained developed markets and

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discretionary spending in growing developing markets. Companies that support both productivity gains in developed countries and economic growth in developing countries should also enjoy tailwinds, namely information technology and capital goods companies.

James P. Cullen President/Portfolio Manager

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

The Cullen High Dividend Equity Fund and Cullen International High Dividend Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation.

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium-and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2500 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by ALPS Distributors, Inc. (2/12)

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EXPENSE EXAMPLE (Unaudited)
December 31, 2011

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (Unaudited) – Continued
December 31, 2011

	Beginning Account Value 7/1/11	Ending Account Value 12/31/11	Expenses Paid During Period(1)	Annualized Net Expense Ratio
Cullen International High Dividend Fund
Actual
Retail Class	$1,000.00	$857.60	$5.84	1.25%
Class C	$1,000.00	$855.20	$9.33	2.00%
Class I	$1,000.00	$859.70	$4.67	1.00%
Class R1	$1,000.00	$856.10	$8.16	1.75%
Class R2	$1,000.00	$857.40	$7.00	1.50%
Hypothetical (assuming a
5% return before expense)
Retail Class	$1,000.00	$1,018.85	$6.34	1.25%
Class C	$1,000.00	$1,015.08	$10.13	2.00%
Class I	$1,000.00	$1,020.11	$5.08	1.00%
Class R1	$1,000.00	$1,016.34	$8.87	1.75%
Class R2	$1,000.00	$1,017.60	$7.61	1.50%
Cullen High Dividend Equity Fund
Actual
Retail Class	$1,000.00	$1,033.40	$5.11	1.00%
Class C	$1,000.00	$1,029.25	$8.93	1.75%
Class I	$1,000.00	$1,034.30	$3.84	0.75%
Class R1	$1,000.00	$1,029.90	$7.65	1.50%
Class R2	$1,000.00	$1,031.30	$6.38	1.25%
Hypothetical (assuming a
5% return before expense)
Retail Class	$1,000.00	$1,020.11	$5.08	1.00%
Class C	$1,000.00	$1,016.34	$8.87	1.75%
Class I	$1,000.00	$1,021.37	$3.81	0.75%
Class R1	$1,000.00	$1,017.60	$7.61	1.50%
Class R2	$1,000.00	$1,018.85	$6.34	1.25%
Cullen Small Cap Value Fund
Actual
Retail Class	$1,000.00	$900.20	$5.97	1.25%
Class C	$1,000.00	$897.70	$9.54	2.00%
Class I	$1,000.00	$902.60	$4.78	1.00%
Hypothetical (assuming a
5% return before expense)
Retail Class	$1,000.00	$1,018.85	$6.34	1.25%
Class C	$1,000.00	$1,015.08	$10.13	2.00%
Class I	$1,000.00	$1,020.11	$5.08	1.00%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent one-half year period.

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CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS—92.7%
Australia—7.6%
BHP Billiton Ltd.	40,500	$1,425,791
QBE Insurance Group Ltd.	129,550	1,715,920
Sonic Healthcare Ltd.	115,000	1,326,774
Treasury Wine Estates Ltd.	411,250	1,547,903
		6,016,388
Brazil—4.7%
Cia Energetica de Minas Gerais – ADR	114,000	2,028,060
Cia Siderurgica Nacional SA – ADR	208,900	1,708,802
		3,736,862
Canada—1.7%
Canadian Oil Sands Ltd.	42,900	978,077
Enerplus Corp.	15,800	400,056
		1,378,133
China—3.2%
PetroChina Co., Ltd. – ADR	20,700	2,573,217

France—6.9%
GDF Suez	48,700	1,331,190
Sanofi	32,450	2,383,405
Total SA – ADR	33,800	1,727,518
		5,442,113
Germany—10.0%
Bayer AG	32,350	2,068,323
Deutsche Post AG	129,650	1,993,454
Muenchener Rueckversicherungs AG	18,200	2,232,571
Siemens AG	17,300	1,655,552
		7,949,900
Hong Kong—3.0%
BOC Hong Kong Holdings Ltd.	431,500	1,022,275
Stella International Holdings Ltd.	623,000	1,354,034
		2,376,309

The accompanying notes are an integral part of these financial statements.

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CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2011 (Unaudited)

	Shares	Value
Japan—3.0%
Nitto Denko Corp.	67,200	$2,404,428

Mexico—2.0%
Industrias Penoles SAB de CV	36,800	1,621,793

Netherlands—2.9%
Unilever NV	66,650	2,290,761

Singapore—5.1%
Sakari Resources Ltd.	384,000	544,744
Singapore Telecommunications Ltd.	875,000	2,084,537
United Overseas Bank Ltd.	121,500	1,430,404
		4,059,685
South Africa—3.6%
MTN Group Ltd.	161,000	2,866,570

South Korea—1.4%
KT&G Corp.	15,545	1,098,405

Spain—0.5%
Telefonica SA – ADR	22,250	382,478

Switzerland—12.3%
ABB Ltd. – ADR (a)	33,300	627,039
Nestle SA	37,800	2,173,108
Novartis AG – ADR	40,500	2,315,384
Roche Holding AG	13,350	2,262,664
Zurich Financial Services AG (a)	10,300	2,330,192
		9,708,387
Taiwan—5.1%
Chunghwa Telecom Co., Ltd.	351,438	1,160,666
Taiwan Semiconductor Manufacturing Co., Ltd.	1,141,229	2,856,936
		4,017,602

The accompanying notes are an integral part of these financial statements.

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CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2011 (Unaudited)

	Shares	Value
United Kingdom—19.7%
AstraZeneca PLC – ADR	20,000	$925,800
BAE Systems PLC	60,450	267,647
British American Tobacco PLC – ADR	28,800	2,732,544
Diageo PLC – ADR	10,100	882,942
HSBC Holdings PLC	110,283	837,779
HSBC Holdings PLC – ADR	9,650	367,665
Royal Dutch Shell PLC, Class B	78,200	2,980,226
Smiths Group PLC	132,150	1,877,830
Tesco PLC	286,550	1,795,388
Vodafone Group PLC – ADR	103,800	2,909,514
		15,577,335
Total Common Stocks
(Cost $67,653,241)		73,500,366

SHORT-TERM INVESTMENTS—7.1%
Money Market Fund—7.1%
Dreyfus Cash Management Fund
(Cost $5,619,072)	5,619,072	5,619,072

TOTAL INVESTMENTS—99.8%
(Cost $73,272,313)		79,119,438
Other Assets in Excess of Liabilities—0.2%		119,233
TOTAL NET ASSETS—100.0%		$79,238,671

Percentages are stated as a percent of net assets.

All securities are foreign-issued securities.

ADR – American Depository Receipt

(a) Non-income producing security

The accompanying notes are an integral part of these financial statements.

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CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2011 (Unaudited)

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For the period ended December 31, 2011, there were no material transfers between levels 1 and 2.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$73,500,366	$—	$—	$73,500,366
Money Market Fund	5,619,072	—	—	5,619,072
Total	$79,119,438	$—	$—	$79,119,438

The accompanying notes are an integral part of these financial statements.

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CULLEN INTERNATIONAL HIGH DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) – Continued
December 31, 2011

At December 31, 2011, Sector diversification of the Fund was as follows:

	% of Net Assets	Value

Foreign Common Stocks
Basic Materials	11.6%	$9,229,137
Communications	11.9	9,403,765
Consumer, Cyclical	1.7	1,354,034
Consumer, Non-cyclical	27.4	21,735,077
Energy	11.6	9,203,839
Financial	12.6	9,936,807
Industrial	8.1	6,421,521
Technology	3.6	2,856,936
Utilities	4.2	3,359,250
Total Foreign Common Stocks	92.7	73,500,366
Short-Term Investments	7.1	5,619,072
TOTAL INVESTMENTS	99.8	79,119,438
Other Assets in Excess of Liabilities	0.2	119,233
TOTAL NET ASSETS	100.0%	$79,238,671

The accompanying notes are an integral part of these financial statements.

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CULLEN INTERNATIONAL HIGH DIVIDEND FUND (Unaudited)
Top 10 Countries – As of December 31, 2011

Percentages are based upon net assets.

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS—89.4%
Aerospace & Defense—2.2%
Boeing Co.	458,800	$33,652,980

Banks—1.4%
HSBC Holdings PLC – ADR (b)	563,200	21,457,920

Beverages—2.6%
Diageo PLC – ADR (b)	445,000	38,901,900

Chemicals—2.0%
EI du Pont de Nemours & Co.	670,000	30,672,600

Communications Equipment—0.4%
Nokia OYJ – ADR (b)	1,273,400	6,137,788

Distributors—2.0%
Genuine Parts Co.	486,600	29,779,920

Diversified Telecommunications Services—5.9%
AT&T, Inc.	1,433,500	43,349,040
Verizon Communications, Inc.	1,119,300	44,906,316
		88,255,356
Electric—5.4%
Dominion Resources, Inc.	697,600	37,028,608
NextEra Energy, Inc.	726,150	44,208,012
		81,236,620
Food Products—6.0%
HJ Heinz Co.	816,150	44,104,746
Kraft Foods, Inc., Class A	1,241,000	46,363,759
		90,468,505
Household Products—6.4%
Kimberly-Clark Corp.	653,000	48,034,680
Unilever NV (b)	1,395,440	47,961,273
		95,995,953
Industrial Conglomerates—6.1%
3M Co.	457,470	37,389,023
ABB Ltd. – ADR (a)(b)	538,100	10,132,423
General Electric Co.	2,501,450	44,800,970
		92,322,416

The accompanying notes are an integral part of these financial statements.

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CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2011 (Unaudited)

	Shares	Value
Insurance—2.9%
Travelers Companies, Inc.	733,000	$43,371,610

Oil & Gas—11.1%
Chevron Corp.	424,950	45,214,680
ConocoPhillips	628,800	45,820,656
PetroChina Co., Ltd. – ADR (b)	229,731	28,557,861
Royal Dutch Shell PLC, Class B – ADR (b)	620,600	47,171,806
		166,765,003
Pharmaceuticals—15.9%
AstraZeneca PLC – ADR (b)	1,024,500	47,424,105
Bristol-Myers Squibb Co.	1,220,000	42,992,800
Eli Lilly & Co.	1,223,900	50,865,284
Johnson & Johnson	732,910	48,064,238
Merck & Co., Inc.	1,350,300	50,906,310
		240,252,737
Real Estate Investment Trusts (REITs)—4.1%
HCP, Inc.	823,600	34,121,748
Health Care REIT, Inc.	520,500	28,382,865
		62,504,613
Semiconductors—3.2%
Intel Corp.	1,965,600	47,665,800

Software—3.1%
Microsoft Corp.	1,816,700	47,161,532

Tobacco—6.2%
Altria Group, Inc.	1,644,550	48,760,907
Philip Morris International, Inc.	566,000	44,419,680
		93,180,587
Wireless Telecommunication Services—2.5%
Vodafone Group PLC – ADR (b)	1,348,500	37,798,455

Total Common Stocks
(Cost $1,174,241,163)		1,347,582,295

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2011 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS—11.0%
Money Market Fund—11.0%
Dreyfus Cash Management Fund
(Cost $166,158,086)	166,158,086	$166,158,086

TOTAL INVESTMENTS—100.4%
(Cost $1,340,399,249)		1,513,740,381
Liabilities in Excess of Other Assets—(0.4%)		(6,308,936)
TOTAL NET ASSETS—100.0%		$1,507,431,445

Percentages are stated as a percent of net assets.

ADR – American Depository Receipt

(a)	Non-income producing security

(b)	Foreign Issued Security

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2011 (Unaudited)

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For the period ended December 31, 2011, there were no material transfers between levels 1 and 2.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,347,582,295	$—	$—	$1,347,582,295
Money Market Fund	166,158,086	—	—	166,158,086
Total	$1,513,740,381	$—	$—	$1,513,740,381

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN HIGH DIVIDEND EQUITY FUND (Unaudited)
Top 10 Industries – As of December 31, 2011

Percentages are based upon net assets.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS—90.9%
Aerospace & Defense—6.3%
Alliant Techsystems, Inc.	3,300	$188,628
Spirit Aerosystems Holdings, Inc., Class A (a)	11,150	231,697
		420,325
Airlines—3.4%
Copa Holdings SA, Class A (b)	3,900	228,813

Auto Parts & Equipment—1.4%
BorgWarner, Inc. (a)	1,450	92,423

Banks—8.0%
Bank of The Ozarks, Inc.	9,400	278,521
CVB Financial Corp.	26,100	261,783
		540,304
Biotechnology—2.4%
Charles River Laboratories International, Inc. (a)	5,950	162,614

Electrical Components & Equipment—3.1%
Hubbell, Inc., Class B	3,100	207,265

Electronics—6.1%
Avnet, Inc. (a)	7,700	239,393
Itron, Inc. (a)	4,700	168,119
		407,512
Engineering & Construction—2.4%
KBR, Inc.	5,850	163,040

Food—3.9%
Ralcorp Holdings, Inc.	3,050	260,775

Hand/Machine Tools—3.8%
Lincoln Electric Holdings, Inc.	6,600	258,191

Healthcare Services—2.8%
Community Health Systems, Inc. (a)	10,600	184,970

Insurance—4.0%
WR Berkley Corp.	7,750	266,523

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2011 (Unaudited)

	Shares	Value
Machinery – Diversified—3.0%
Babcock & Wilcox Co. (a)	8,400	$202,776

Metal Fabricate/Hardware—2.4%
RTI International Metals, Inc. (a)	7,050	163,631

Mining—2.4%
HudBay Minerals, Inc. (b)	16,300	160,881

Miscellaneous Manufacturing—3.0%
ITT Corp.	10,500	202,965

Oil & Gas—4.6%
Berry Petroleum Co., Class A	4,350	182,787
Cimarex Energy Co.	2,000	123,800
		306,587
Pharmaceuticals—4.1%
Omnicare, Inc.	8,000	275,599

Restaurants—3.7%
Cracker Barrel Old Country Store, Inc.	4,950	249,530

Savings & Loans—3.2%
ViewPoint Financial Group	16,650	216,617

Telecommunications—5.7%
Cable & Wireless Communications PLC (b)	336,800	199,804
NII Holdings, Inc. (a)	8,700	185,310
		385,114
Toys/Games/Hobbies—2.7%
Jakks Pacific, Inc.	12,700	179,197

Transportation—5.4%
Canadian Pacific Railway Ltd. (b)	2,250	152,258
Tidewater, Inc.	4,300	211,990
		364,248
Water—3.1%
Cia de Saneamento Basico do Estado de
Sao Paulo – ADR (a)(b)	3,700	205,905

Total Common Stocks
(Cost $6,059,174)		6,105,805

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2011 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS—7.8%
Money Market Fund—7.8%
Dreyfus Cash Management Fund
(Cost $524,108)	524,108	$524,108

TOTAL INVESTMENTS—98.7%
(Cost $6,583,282)		6,629,913
Other Assets in Excess of Liabilities—1.3%		85,510
TOTAL NET ASSETS—100.0%		$6,715,423

Percentages are stated as a percent of net assets.

ADR – American Depository Receipt

(a) Non-income producing security

(b) Foreign Issued Security

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS – Continued
December 31, 2011 (Unaudited)

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For the period ended December 31, 2011, there were no material transfers between levels 1 and 2.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$6,105,805	$—	$—	$6,105,805
Money Market Fund	524,108	—	—	524,108
Total	$6,629,913	$—	$—	$6,629,913

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

CULLEN SMALL CAP VALUE FUND (Unaudited)
Top 10 Industries – As of December 31, 2011

Percentages are based upon net assets.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES
As of December 31, 2011 (unaudited)

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund
Assets:
Investments, at identified cost	$73,272,313	$1,340,399,249	$6,583,282
Investments in securities, at value	$79,119,438	$1,513,740,381	$6,629,913
Foreign currencies, at value (cost of $24,984)	24,886	–	–
Cash	465	–	–
Receivable due from Investment Adviser	–	–	22,841
Receivable for Fund shares sold	930,050	9,620,328	77,500
Receivable for foreign exchange contracts	5,062	–	–
Dividends and interest receivable	415,416	4,895,364	14,362
Prepaid expenses and other assets	42,478	124,366	25,441
Total assets	80,537,795	1,528,380,439	6,770,057
Liabilities:
Payable to Investment Adviser	31,702	716,106	–
Payable for Fund shares redeemed	416,707	1,729,606	–
Payable for securities purchased	757,368	18,133,011	–
Distribution fees payable	10,135	85,952	548
Accrued trustees’ fees	13,366	13,368	13,368
Other accrued expenses and other liabilities	69,846	270,951	40,718
Total liabilities	1,299,124	20,948,994	54,634
Net assets	$79,238,671	$1,507,431,445	$6,715,423

Net assets consist of:
Paid in capital	$95,173,815	$1,409,419,722	$6,761,867
Undistributed net investment income (loss)	(20,683)	464,061	(8,510)
Accumulated net realized gain (loss) on investments and
foreign currency related transactions	(21,761,516)	(75,793,470)	(84,346)
Net unrealized appreciation (depreciation) on investments
and foreign currency related transactions	5,847,055	173,341,132	46,412
Net assets	$79,238,671	$1,507,431,445	$6,715,423

Retail Class:
Net assets applicable to outstanding Retail Class shares	$37,438,808	$321,189,862	$1,992,642
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	4,240,182	24,735,087	163,895
Net asset value, offering price and redemption price per share	$8.83	$12.99	$12.16
Class C:
Net assets applicable to outstanding Class C shares	$2,103,544	$27,815,393	$185,758
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	239,469	2,147,064	15,450
Net asset value, offering price and redemption price per share	$8.78	$12.96	$12.02
Class I:
Net assets applicable to outstanding Class I shares	$39,599,921	$1,158,125,598	$4,537,023
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	4,460,620	89,178,237	371,263
Net asset value, offering price and redemption price per share	$8.88	$12.99	$12.22
Class R1:
Net assets applicable to outstanding Class R1 shares	$44,393	$220,238	$–
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	4,439	18,771	–
Net asset value, offering price and redemption price per share	$10.00	$11.73	$–
Class R2:
Net assets applicable to outstanding Class R2 shares	$52,005	$80,354	$–
Shares issued (Unlimited number of beneficial interest
authorized, $0.001 par value)	5,231	6,760	–
Net asset value, offering price and redemption price per share	$9.94	$11.89	$–

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

STATEMENTS OF OPERATIONS
Six Months Ended December 31, 2011 (unaudited)

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund
Investment income:
Dividends*	$1,412,415	$20,174,506	$38,743
Expenses:
Investment advisory fees (Note 6)	404,260	5,658,516	32,251
Distribution fees (Note 7)
Distribution fees – Retail Class	53,786	340,176	2,010
Distribution fees – Class C	10,747	126,901	953
Distribution fees – Class R1	115	221	–
Distribution fees – Class R2	67	95	–
Shareholder fees
Shareholder fees – Class R1	57	111	–
Shareholder fees – Class R2	67	95	–
Registration and filing fees	37,662	106,384	21,139
Custody fees	31,881	42,526	17,043
Transfer agent fees	30,386	86,458	27,722
Administration fees	24,255	298,007	17,840
Professional fees	27,264	27,318	31,050
Fund accounting fees	16,170	184,838	17,207
Trustees’ fees	25,866	25,868	25,868
Shareholder reports	8,745	62,953	484
Insurance expenses	888	7,565	50
Other expenses	1,508	2,313	1,407
Total expenses	673,724	6,970,345	195,024
Expense reimbursement from Investment Adviser	(204,625)	(2,258,286)	(159,810)
Net expenses	469,099	4,712,059	35,214
Net investment income	943,316	15,462,447	3,529
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(2,620,616)	–	(84,133)
Foreign currency related transactions	(48,893)	–	(206)
Net change in unrealized appreciation
(depreciation) on:
Investments	(10,416,197)	46,196,526	(627,991)
Foreign currency related transactions	(28,788)	–	94
Net realized and unrealized gain (loss)
on investments	(13,114,494)	46,196,526	(712,236)
Increase (decrease) in net assets resulting
from operations	$(12,171,178)	$61,658,973	$(708,707)

* Net of foreign withholding taxes of $111,042, $157,981 and $431 respectively.

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund		Cullen Small Cap Value Fund
	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011	Six Months Ended December 31, 2011 (Unaudited)	Year Ended June 30, 2011
Operations:
Net investment income	$943,316	$2,155,945	$15,462,447	$19,694,628	$3,529	$25,532
Net realized gain (loss) on
investments and foreign
currency related transactions	(2,669,509)	5,668,811	–	31,206	(84,339)	163,234
Net change in unrealized
appreciation (depreciation)
on investments and foreign
currency transactions	(10,444,985)	12,465,110	46,196,526	129,610,631	(627,897)	649,118
Net increase (decrease)
in net assets resulting
from operations	(12,171,178)	20,289,866	61,658,973	149,336,465	(708,707)	837,884
Capital Share Transactions:
(See Note 3)
Proceeds from shares sold
Retail Class shares	9,586,892	14,240,672	88,097,242	158,091,999	808,979	764,816
Class C shares	383,389	499,000	4,686,401	8,162,219	3,800	191,100
Class I shares	14,645,674	14,790,000	543,590,947	488,268,743	233,721	3,377,885
Class R1 shares	–	54,118	148,176	60,136	–	–
Class R2 shares	1,430	55,969	2,435	78,381	–	–
Proceeds from shares issued
to holders in reinvestment
of dividends
Retail Class shares	510,047	1,276,579	3,129,903	4,783,420	45,539	11,613
Class C shares	18,546	33,634	203,239	280,016	4,621	295
Class I shares	451,571	707,509	6,576,546	7,220,704	112,011	30,704
Class R1 shares	476	842	1,553	782	–	–
Class R2 shares	590	833	976	843	–	–
Cost of shares redeemed
Retail Class shares	(13,220,774)	(26,922,578)	(47,973,032)	(82,562,593)	(213,199)	(76,236)
Class C shares	(224,559)	(737,571)	(3,100,882)	(4,737,787)	(21,545)	(25,421)
Class I shares	(5,167,314)	(1,897,652)	(103,022,513)	(188,446,987)	(490,489)	(129,366)
Class R1 shares	–	(41,519)	(356)	(33,096)	–	–
Class R2 shares	–	–	(8,556)	(7)	–	–
Net increase (decrease) in
net assets from capital
share transactions	6,985,968	2,059,836	492,332,079	391,166,773	483,438	4,145,390
Distributions to Shareholders
From:
Net investment income
Retail Class shares	(543,506)	(1,320,233)	(3,477,240)	(5,254,949)	(4,288)	(5,827)
Class C shares	(24,858)	(42,524)	(260,221)	(360,488)	(392)	–
Class I shares	(519,158)	(782,460)	(11,810,140)	(13,997,170)	(10,322)	(19,961)
Class R1 shares	(476)	(843)	(1,553)	(782)	–	–
Class R2 shares	(590)	(833)	(975)	(843)	–	–
Net realized gain on
investments
Retail Class shares	–	–	–	–	(43,202)	(5,786)
Class C shares	–	–	–	–	(4,229)	(295)
Class I shares	–	–	–	–	(101,689)	(10,743)
Total distributions	(1,088,588)	(2,146,893)	(15,550,129)	(19,614,232)	(164,122)	(42,612)
Total increase (decrease)
in net assets	(6,273,798)	20,202,809	538,440,923	520,889,006	(389,391)	4,940,662
Net Assets:
Beginning of the period	85,512,469	65,309,660	968,990,522	448,101,516	7,104,814	2,164,152
End of the period	$79,238,671	$85,512,469	$1,507,431,445	$968,990,522	$6,715,423	$7,104,814
Undistributed (distributions in
excess of) net investment
income included in net asset
at the end of the period	$(20,683)	$124,589	$464,061	$551,743	$(8,510)	$2,963

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

For a share outstanding throughout each year ended June 30, unless otherwise noted:

FINANCIAL HIGHLIGHTS

Retail Class	2011(8)	2011	2010	2009	2008	2007
Net Asset Value – Beginning of Period	$10.44	$8.21	$7.74	$12.64	$13.89	$10.82
Income from Investment Operations:
Net investment income	0.10 (6)	0.25 (6)	0.21 (6)	0.29	0.37	0.28
Net realized and unrealized gain (loss)
on investments	(1.59)	2.24	0.48	(4.91)	(0.56)	3.10
Total from investment operations	(1.49)	2.49	0.69	(4.62)	(0.19)	3.38

Less Distributions:
Dividends from net investment income	(0.12)	(0.26)	(0.22)	(0.28)	(0.35)	(0.31)
Distributions from net realized gains	–	–	–	–	(0.71)	–
Total distributions	(0.12)	(0.26)	(0.22)	(0.28)	(1.06)	(0.31)
Net Asset Value – End of Period	$8.83	$10.44	$8.21	$7.74	$12.64	$13.89
Total Return(1)	(14.24%)	30.49%	8.71%	(36.68%)	(1.92%)	31.56%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$37,439	$47,698	$46,403	$56,225	$40,707	$18,992
Ratio of expenses to average net assets:
Before expense reimbursement	1.75%	1.71%	1.80%	1.99%	2.16%	3.48%
After expense reimbursement	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.73%	2.08%	1.77%	2.97%	1.92%	0.81%
After expense reimbursement	2.23%	2.54%	2.32%	3.71%	2.83%	3.04%
Portfolio turnover rate(3)	26%	65%	91%	124%	169%	102%

Class C
Net Asset Value – Beginning of Period	$10.39	$8.18	$7.72	$12.60	$13.86	$10.81
Income from Investment Operations:
Net investment income	0.07 (6)	0.17 (6)	0.14 (6)	0.25	0.25	0.28
Net realized and unrealized gain (loss)
on investments	(1.58)	2.23	0.48	(4.91)	(0.54)	3.00
Total from investment operations	(1.51)	2.40	0.62	(4.66)	(0.29)	3.28

Less Distributions:
Dividends from net investment income	(0.10)	(0.19)	(0.16)	(0.22)	(0.26)	(0.23)
Distributions from net realized gains	–	–	–	–	(0.71)	–
Total distributions	(0.10)	(0.19)	(0.16)	(0.22)	(0.97)	(0.23)
Net Asset Value – End of Period	$8.78	$10.39	$8.18	$7.72	$12.60	$13.86
Total Return(1)	(14.48%)	29.50%	7.95%	(37.06%)	(2.71%)	30.61%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$2,104	$2,294	$1,992	$2,042	$2,619	$1,235
Ratio of expenses to average net assets:
Before expense reimbursement	2.51%	2.47%	2.56%	2.74%	2.91%	4.23%
After expense reimbursement	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.00%	1.28%	1.04%	2.22%	1.17%	0.06%
After expense reimbursement	1.51%	1.74%	1.59%	2.96%	2.08%	2.29%
Portfolio turnover rate(3)	26%	65%	91%	124%	169%	102%

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

Class I	2011(8)	2011	2010		2009	2008	2007
Net Asset Value – Beginning of Period	$10.48	$8.24	$7.76		$12.68	$13.93	$10.84
Income from Investment Operations:
Net investment income	0.12 (6)	0.30 (6)	0.24	(6)	0.36	0.40	0.34
Net realized and unrealized gain (loss)
on investments	(1.59)	2.23	0.48		(4.98)	(0.56)	3.09
Total from investment operations	(1.47)	2.53	0.72		(4.62)	(0.16)	3.43

Less Distributions:
Dividends from net investment income	(0.13)	(0.29)	(0.24)		(0.30)	(0.38)	(0.34)
Distributions from net realized gains	–	–	–		–	(0.71)	–
Total distributions	(0.13)	(0.29)	(0.24)		(0.30)	(1.09)	(0.34)
Net Asset Value – End of Period	$8.88	$10.48	$8.24		$7.76	$12.68	$13.93
Total Return(1)	(14.03%)	30.82%	9.03%		(36.53%)	(1.69%)	31.96%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$39,600	$35,409	$16,886		$10,577	$21,934	$11,270
Ratio of expenses to average net assets:
Before expense reimbursement	1.51%	1.48%	1.57%		1.74%	1.91%	3.23%
After expense reimbursement	1.00%	1.00%	1.00%		1.00%	1.00%	1.00%
Ratio of net investment income to
average net assets:
Before expense reimbursement	2.00%	2.56%	2.14%		3.23%	2.17%	1.06%
After expense reimbursement	2.51%	3.03%	2.71%		3.97%	3.08%	3.29%
Portfolio turnover rate(3)	26%	65%	91%		124%	169%	102%

Class R1	2011(8)	2011	2010(4)
Net Asset Value – Beginning of Period	$11.81	$9.16	$10.00
Income from Investment Operations:
Net investment income(6)	0.09	0.23	0.08
Net realized and unrealized gain (loss)
on investments	(1.79)	2.63	(0.85)
Total from investment operations	(1.70)	2.86	(0.77)

Less Distributions:
Dividends from net investment income	(0.11)	(0.21)	(0.07)
Distributions from net realized gains	–	–	–
Total distributions	(0.11)	(0.21)	(0.07)
Net Asset Value – End of Period	$10.00	$11.81	$9.16
Total Return(1)	(14.39%)	31.30%	(7.74%)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$44	$52	$29
Ratio of expenses to average net assets:
Before expense reimbursement	2.25%	2.22%	4.00	%(2)
After expense reimbursement	1.75%	1.75%	1.75	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.25%	1.56%	0.26	%(2)
After expense reimbursement	1.75%	2.02%	2.50	%(2)
Portfolio turnover rate(3)	26%	65%	91%

The accompanying notes are an integral part of these financial statements.

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

FINANCIAL HIGHLIGHTS

Class R2	2011(8)	2011	2010(5)
Net Asset Value – Beginning of Period	$11.73	$9.16	$10.00
Income from Investment Operations:
Net investment income(6)	0.10	0.27	0.11
Net realized and unrealized gain (loss)
on investments	(1.78)	2.53	(0.94)
Total from investment operations	(1.68)	2.80	(0.83)

Less Distributions:
Dividends from net investment income	(0.11)	(0.23)	(0.01)
Distributions from net realized gains	–	–	–
Total distributions	(0.11)	(0.23)	(0.01)
Net Asset Value – End of Period	$9.94	$11.73	$9.16
Total Return(1)	(14.26%)	30.70%	(8.28%)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$52	$59	$0	(7)
Ratio of expenses to average net assets:
Before expense reimbursement	2.00%	1.97%	2.12	%(2)
After expense reimbursement	1.50%	1.50%	1.50	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.49%	1.88%	2.89	%(2)
After expense reimbursement	2.00%	2.35%	3.51	%(2)
Portfolio turnover rate(3)	26%	65%	91%

(1)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Investment Adviser.
(2)	Annualized
(3)	Portfolio turnover is not annualized for periods less than one year.
(4)	Commencement of operations was March 3, 2010.
(5)	Commencement of operations was March 4, 2010.
(6)	Average share method used. SEC method used in 2009 and years prior.
(7)	Represents amount less than $1,000.
(8)	Six months ended December 31, 2011 (Unaudited).

The accompanying notes are an integral part of these financial statements.

CULLEN HIGH DIVIDEND EQUITY FUND

For a share outstanding throughout each year ended June 30, unless otherwise noted:

FINANCIAL HIGHLIGHTS

Retail Class	2011(10)		2011		2010	2009	2008		2007
Net Asset Value – Beginning of Period	$12.73		$10.44		$9.59	$12.96	$15.95			$13.55
Income from Investment Operations:
Net investment income	0.16	(8)	0.29	(8)	0.29 (8)	0.38	0.47			0.42
Affiliation violation(4)	–		–		–	–	0.02			–
Net realized and unrealized gain (loss)
on investments	0.26		2.28		0.83	(3.37)	(2.39)			2.46
Total from investment operations	0.42		2.57		1.12	(2.99)	(1.90)			2.88

Less Distributions:
Dividends from net investment income	(0.16)		(0.28)		(0.27)	(0.37)	(0.47)			(0.48)
Distributions from net realized gains	–		–		–	–	(0.62)			–
Return of capital	–		–		–	(0.01)	–			–
Total distributions	(0.16)		(0.28)		(0.27)	(0.38)	(1.09)			(0.48)
Net Asset Value – End of Period	$12.99		$12.73		$10.44	$9.59	$12.96			$15.95
Total Return(1)	3.34%		24.85%		11.64%	(23.20%)	(12.68	%)(4)		21.50%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$321,190		$271,269		$152,325	$116,267	$60,062			$59,976
Ratio of expenses to average net assets:
Before expense reimbursement	1.40%		1.43%		1.45%	1.50%	1.47%			1.46%
After expense reimbursement	1.00%		1.00%		1.00%	1.00%	1.00%			1.00%
Ratio of net investment income to
average net assets:
Before expense reimbursement	2.16%		2.01%		2.22%	3.16%	2.49%			2.89%
After expense reimbursement	2.56%		2.44%		2.67%	3.66%	2.96%			3.35%
Portfolio turnover rate(3)	0	%(9)	0	%(9)	11%	12%	31%			31%

Class C
Net Asset Value – Beginning of Period	$12.72		$10.43		$9.57	$12.94	$15.93		l$	13.53
Income from Investment Operations:
Net investment income	0.11	(8)	0.20	(8)	0.21 (8)	0.28	0.36			0.37
Affiliation violation(4)	–		–		–	–	0.02			–
Net realized and unrealized gain (loss)
on investments	0.26		2.28		0.83	(3.34)	(2.39)			2.40
Total from investment operations	0.37		2.48		1.04	(3.06)	(2.01)			2.77
Less Distributions:
Dividends from net investment income	(0.13)		(0.19)		(0.18)	(0.30)	(0.36)			(0.37)
Distributions from net realized gains	–		–		–	–	(0.62)			–
Return of capital	–		–		–	(0.01)	–			–
Total distributions	(0.13)		(0.19)		(0.18)	(0.31)	(0.98)			(0.37)
Net Asset Value – End of Period	$12.96		$12.72		$10.43	$9.57	$12.94			$15.93
Total Return(1)	2.92%		23.94%		10.78%	(23.74%)	(13.34	%)(4)		20.65%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$27,815		$25,514		$17,687	$15,375	$9,847			$12,106
Ratio of expenses to average net assets:
Before expense reimbursement	2.15%		2.17%		2.20%	2.25%	2.22%			2.21%
After expense reimbursement	1.75%		1.75%		1.75%	1.75%	1.75%			1.75%
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.41%		1.26%		1.46%	2.41%	1.74%			2.14%
After expense reimbursement	1.81%		1.69%		1.90%	2.91%	2.21%			2.60%
Portfolio turnover rate(3)	0	%(9)	0	%(9)	11%	12%	31%			31%

The accompanying notes are an integral part of these financial statements.

CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

Class I	2011(10)		2011		2010		2009	2008		2007
Net Asset Value – Beginning of Period	$12.73		$10.44		$9.60		$12.97	$15.96		$13.55
Income from Investment Operations:
Net investment income	0.17	(8)	0.32	(8)	0.32	(8)	0.41	0.51		0.53
Affiliation violation(4)	–		–		–		–	0.02		–
Net realized and unrealized gain (loss)
on investments	0.26		2.28		0.82		(3.38)	(2.39)		2.40
Total from investment operations	0.43		2.60		1.14		(2.97)	(1.86)		2.93

Less Distributions:
Dividends from net investment income	(0.17)		(0.31)		(0.30)		(0.38)	(0.51)		(0.52)
Distributions from net realized gains	–		–		–		–	(0.62)		–
Return of capital	–		–		–		(0.02)	–		–
Total distributions	(0.17)		(0.31)		(0.30)		(0.40)	(1.13)		(0.52)
Net Asset Value – End of Period	$12.99		$12.73		$10.44		$9.60	$12.97		$15.96
Total Return(1)	3.43%		25.16%		11.85%		(23.00%)	(12.46	%)(4)	21.86	%(4)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$1,158,126		$672,065		$278,067		$239,927	$306,319		$381,126
Ratio of expenses to average net assets:
Before expense reimbursement	1.15%		1.18%		1.20%		1.25%	1.22%		1.21%
After expense reimbursement	0.75%		0.75%		0.75%		0.75%	0.75%		0.75%
Ratio of net investment income to
average net assets:
Before expense reimbursement	2.42%		2.26%		2.47%		3.41%	2.74%		3.14%
After expense reimbursement	2.82%		2.69%		2.92%		3.91%	3.21%		3.60%
Portfolio turnover rate(3)	0	%(9)	0	%(9)	11%		12%	31%		31%

Class R1	2011(10)		2011		2010(5)
Net Asset Value – Beginning of Period	$11.53		$9.48		$10.00
Income from Investment Operations:
Net investment income(8)	0.11		0.22		0.09
Net realized and unrealized gain (loss)
on investments	0.23		2.02		(0.55)
Total from investment operations	0.34		2.24		(0.46)

Less Distributions:
Dividends from net investment income	(0.14)		(0.19)		(0.06)
Distributions from net realized gains	–		–		–
Return of capital	–		–		–
Total distributions	(0.14)		(0.19)		(0.06)
Net Asset Value – End of Period	$11.73		$11.53		$9.48
Total Return(1)	2.99%		23.82%		(4.67%)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$220		$58		$22
Ratio of expenses to average net assets:
Before expense reimbursement	1.90%		1.93%		3.16	%(2)
After expense reimbursement	1.50%		1.50%		1.50	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.48%		1.55%		1.09	%(2)
After expense reimbursement	1.88%		1.98%		2.74	%(2)
Portfolio turnover rate(3)	0	%(9)	0	%(9)	11%

The accompanying notes are an integral part of these financial statements.

CULLEN HIGH DIVIDEND EQUITY FUND

FINANCIAL HIGHLIGHTS

Class R2	2011(10)		2011		2010(6)
Net Asset Value – Beginning of Period	$11.68		$9.53		$10.00
Income from Investment Operations:
Net investment income(8)	0.13		0.25		0.08
Net realized and unrealized gain (loss)
on investments	0.23		2.11		(0.52)
Total from investment operations	0.36		2.36		(0.44)

Less Distributions:
Dividends from net investment income	(0.15)		(0.21)		(0.03)
Distributions from net realized gains	–		–		–
Return of capital	–		–		–
Total distributions	(0.15)		(0.21)		(0.03)
Net Asset Value – End of Period	$11.89		$11.68		$9.53
Total Return(1)	3.13%		24.88%		(4.45%)

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$80		$84		$0	(7)
Ratio of expenses to average net assets:
Before expense reimbursement	1.64%		1.68%		1.70	%(2)
After expense reimbursement	1.25%		1.25%		1.25	%(2)
Ratio of net investment income to
average net assets:
Before expense reimbursement	1.88%		1.82%		2.13	%(2)
After expense reimbursement	2.28%		2.26%		2.58	%(2)
Portfolio turnover rate(3)	0	%(9)	0	%(9)	11%

(1)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the Investment Adviser.

(2)	Annualized
(3)	Portfolio turnover is not annualized for periods less than one year.
(4)

Includes increase from payments made in 2008 by Investment Adviser of 0.06% and dividend received of 0.03% related to securities held in violation of investment restrictions. Without these transactions, total return would have been lower (12.77)%, (13.43)% and (12.55)% for Retail Class, Class C, and Class I, respectively.

(5)	Commencement of operations was March 3, 2010.
(6)	Commencement of operations was March 4, 2010.
(7)	Represents less than $1,000.
(8)	Average shares method used. SEC method in 2009 and years prior.
(9)	Represents less than 0.5%.
(10)	Six months ended December 31, 2011 (Unaudited).

The accompanying notes are an integral part of these financial statements.

CULLEN SMALL CAP VALUE FUND

For a share outstanding throughout each year ended June 30, unless otherwise noted:

FINANCIAL HIGHLIGHTS

Retail Class	2011(6)	2011		2010*
Net Asset Value – Beginning of Period	$13.85	$10.63		$10.00
Income from Investment Operations:
Net investment income (loss)(5)	–	0.05		0.02
Net realized and unrealized gain (loss) on investments	(1.38)	3.30		0.62
Total from investment operations	(1.38)	3.35		0.64

Less Distributions:
Dividends from net investment income	(0.03)	(0.06)		(0.01)
Distributions from net realized gains	(0.28)	(0.07)		–
Total distributions	(0.31)	(0.13)		(0.01)
Net Asset Value – End of Period	$12.16	$13.85		$10.63
Total Return(1)	(9.98%)	31.54%		6.41%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$1,993	$1,546		$595
Ratio of expenses to average net assets:
Before expense reimbursement	6.25%	8.98%		21.74	%(2)
After expense reimbursement	1.25%	1.25%		1.25	%(2)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(5.03%)	(7.36%)		(20.21	%)(2)
After expense reimbursement	(0.03%)	0.37%		0.28	%(2)
Portfolio turnover rate(3)	14%	16%		4%

Class C
Net Asset Value – Beginning of Period	$13.73	$10.57		$10.00
Income from Investment Operations:
Net investment income (loss)(5)	(0.05)	(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments	(1.35)	3.25		0.61
Total from investment operations	(1.40)	3.23		0.57
Less Distributions:
Dividends from net investment income	(0.03)	(0.00	)(4)	(0.00	)(4)
Distributions from net realized gains	(0.28)	(0.07)		–
Total distributions	(0.31)	(0.07)		(0.00)
Net Asset Value – End of Period	$12.02	$13.73		$10.57
Total Return(1)	(10.23%)	30.56%		5.74%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$186	$228		$48
Ratio of expenses to average net assets:
Before expense reimbursement	6.92%	8.82%		23.32	%(2)
After expense reimbursement	2.00%	2.00%		2.00	%(2)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(5.75%)	(6.95%)		(21.76	%)(2)
After expense reimbursement	(0.82%)	(0.13%)		(0.44	%)(2)
Portfolio turnover rate(3)	14%	16%		4%

The accompanying notes are an integral part of these financial statements.

CULLEN SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Class I	2011(6)		2011	2010*
Net Asset Value – Beginning of Period	$13.88		$10.64	$10.00
Income from Investment Operations:
Net investment income (loss)(5)	0.01		0.10	0.03
Net realized and unrealized gain (loss) on investments	(1.36)		3.29	0.62
Total from investment operations	(1.35)		3.39	0.65

Less Distributions:
Dividends from net investment income	(0.03	)(4)	(0.08)	(0.01)
Distributions from net realized gains	(0.28)		(0.07)	–
Total distributions	(0.31)		(0.15)	(0.01)
Net Asset Value – End of Period	$12.22		$13.88	$10.64
Total Return(1)	(9.74%)		31.86%	6.53%

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$4,537		$5,331	$1,520
Ratio of expenses to average net assets:
Before expense reimbursement	5.94%		8.26%	21.12	%(2)
After expense reimbursement	1.00%		1.00%	1.00	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	(4.74%)		(6.47%)	(19.71	%)(2)
After expense reimbursement	0.20%		0.79%	0.42	%(2)
Portfolio turnover rate(3)	14%		16%	4%

*	Commencement of operations was October 1, 2009.
(1)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Investment Adviser.

(2)	Annualized
(3)	Portfolio turnover is not annualized for periods less than one year.
(4)	Amount represents less than 0.01 per share.
(5)	Average shares method used.
(6)	Six months ended December 31, 2011 (Unaudited).

The accompanying notes are an integral part of these financial statements.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS
December 31, 2011

1. Organization

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers three separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, and the Cullen Small Cap Value Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund and the Cullen High Dividend Equity Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

a)

Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2011

2. Significant Accounting Policies – Continued

b)

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund and the Cullen Small Cap Value Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

c)

Federal Income Taxes – The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken for the period ended June 30, 2011. Open tax years are those that are open for exam by taxing authorities, and as of June 30, 2011, open Federal tax years include the tax years ended June 30, 2009 through 2011 for the Cullen International High Dividend Fund and the Cullen High Dividend Equity Fund, and the tax years ended on June 30, 2011 for the Cullen Small Cap Value Fund. The Funds have no examination in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d)

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

e)

Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective shares outstanding.

f)

Foreign Exchange Contracts – As the Funds may invest in securities traded on markets outside the United States, the Trust may enter into foreign currency commitments or foreign currency exchange transactions. Purchased contracts are only used to acquire foreign currencies to facilitate purchases and sales of investment securities. Risks may

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2011

2. Significant Accounting Policies – Continued

arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of Foreign Currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities denominated in currencies other than the U.S. dollar and other than investments in securities at period end, resulting from changes in the exchange rate.

g)

Recent Accounting Pronouncements – In May 2011, the International Accounting Standards Board and the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS.

ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. In addition, ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

h)

Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2011

3. Capital Share Transactions

Share transactions were as follows:

	Cullen International High Dividend Fund
	Six Months Ended 12/31/2011 (Unaudited)	Year Ended 6/30/2011
Retail Class Shares
Shares sold	1,076,338	1,428,074
Shares reinvested	58,671	127,629
Shares redeemed	(1,463,731)	(2,638,364)
Net change resulting from Retail Class Shares
Transactions	(328,722)	(1,082,661)
Class C Shares
Shares sold	40,043	50,046
Shares reinvested	2,141	3,367
Shares redeemed	(23,408)	(76,115)
Net change resulting from Class C Shares Transactions	18,776	(22,702)
Class I Shares
Shares sold	1,608,513	1,453,008
Shares reinvested	51,727	69,717
Shares redeemed	(578,927)	(192,603)
Net change resulting from Class I Shares Transactions	1,081,313	1,330,122
Class R1 Shares
Shares sold	–	4,738
Shares reinvested	48	74
Shares redeemed	–	(3,636)
Net change resulting from Class R1 Shares
Transactions	48	1,176
Class R2 Shares
Shares sold	137	4,933
Shares reinvested	60	72
Shares redeemed	–	–
Net change resulting from Class R2 Shares
Transactions	197	5,005
Net change resulting from share transactions	771,612	230,940

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2011

	Cullen High Dividend Equity Fund
	Six Months Ended 12/31/2011 (Unaudited)	Year Ended 6/30/2011
Retail Class Shares
Shares sold	7,089,086	13,168,812
Shares reinvested	252,776	395,875
Shares redeemed	(3,909,079)	(6,847,684)
Net change resulting from Retail Class Shares
Transactions	3,432,783	6,717,003
Class C Shares
Shares sold	379,460	684,832
Shares reinvested	16,441	23,296
Shares redeemed	(255,403)	(397,557)
Net change resulting from Class C Shares Transactions	140,498	310,571
Class I Shares
Shares sold	44,196,970	41,111,220
Shares reinvested	530,520	600,247
Shares redeemed	(8,332,960)	(15,556,109)
Net change resulting from Class I Shares Transactions	36,394,530	26,155,358
Class R1 Shares
Shares sold	13,674	5,583
Shares reinvested	138	72
Shares redeemed	(34)	(3,020)
Net change resulting from Class R1 Shares
Transactions	13,778	2,635
Class R2 Shares
Shares sold	215	7,087
Shares reinvested	86	75
Shares redeemed	(730)	(1)
Net change resulting from Class R2 Shares
Transactions	(429)	7,161
Net change resulting from share transactions	39,981,160	33,192,728

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2011

	Cullen Small Cap Value Fund
	Six Months Ended 12/31/2011 (Unaudited)	Year Ended 6/30/2011
Retail Class Shares
Shares sold	65,724	60,965
Shares reinvested	3,736	875
Shares redeemed	(17,221)	(6,201)
Net change resulting from Retail Class Shares
Transactions	52,239	55,639
Class C Shares
Shares sold	315	14,144
Shares reinvested	383	23
Shares redeemed	(1,826)	(2,168)
Net change resulting from Class C Shares Transactions	(1,128)	11,999
Class I Shares
Shares sold	18,391	248,446
Shares reinvested	9,136	2,292
Shares redeemed	(40,297)	(9,621)
Net change resulting from Class I Shares Transactions	(12,770)	241,117
Net change resulting from share transactions	38,341	308,755

4. Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2011 were as follows:

Fund	Purchases	Sales
Cullen International High Dividend Fund	$ 25,030,533	$20,293,409
Cullen High Dividend Equity Fund	421,372,059	–
Cullen Small Cap Value Fund	897,197	823,436

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2011

5. Federal Tax Information

As of June 30, 2011, the Funds’ most recent fiscal year end, the components of accumulated earnings (losses) on a tax basis were as follows:

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund
Cost of investments(a)	$68,313,232	$854,968,460	$6,414,265
Gross unrealized appreciation	18,018,011	142,073,350	841,370
Gross unrealized depreciation	(2,571,245)	(14,948,115)	(167,062)
Net unrealized appreciation
(depreciation)	15,446,766	127,125,235	674,308
Undistributed ordinary income	124,589	551,742	92,046
Undistributed long-term capital gain	–	–	–
Total distributable earnings	124,589	551,742	92,046
Other accumulated gains (losses)	(18,246,733)	(75,774,099)	60,030
Total accumulated earnings (losses)	$(2,675,378)	$51,902,878	$826,384

(a)

Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale adjustments for the Funds.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. Further, as a result of permanent book-to-tax differences arising from differing treatment of certain income items and non-deductible current year expenses, reclassification adjustments were made to increase (decrease) the amounts listed below:

Fund	Undistributed Net Investment Income/(loss)	Undistributed Net Realized Gain/(Loss)	Paid in Capital
Cullen International High Dividend Fund	$28,378	$(28,378)	–
Cullen High Dividend Equity Fund	–	–	–
Cullen Small Cap Value Fund	$326	$(269)	$(57)

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2011

At June 30, 2011, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carry-forwards will expire as follows:

	Capital Loss Carryforwards to Expire In			Total Capital Loss Carryforwards
Fund	2017	2018	2019
Cullen International
High Dividend	$ 1,150,342	$17,096,391	–	$18,246,733
Cullen High
Dividend Equity	10,001,099	62,984,730	$2,788,270	75,774,099

In addition, the Cullen International High Dividend fund utilized $5,394,033 of capital losses to offset taxable capital gains realized during the year ended June 30, 2011.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred during pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The tax composition of dividends paid during the year ended June 30, 2011 and the year ended June 30, 2010 was as follows:

	June 30, 2011	June 30, 2010
Cullen International High Dividend Fund:
Ordinary Income	$ 2,146,893	$ 1,760,518
Cullen High Dividend Equity Fund:
Ordinary Income	19,614,232	11,622,131
Cullen Small Cap Value Fund
Ordinary Income	42,612	1,500

6. Investment Advisory and Other Agreements

The Trust has an agreement with Cullen Capital Management LLC (the “Investment Adviser”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Adviser for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2012, the Investment

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2011

Adviser has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively. For a period of three years after the year in which the Investment Adviser reimburses expenses, the Investment Adviser may seek reimbursement from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement. The Investment Adviser reimbursed expenses of $376,677 associated with the Cullen International High Dividend Fund, $3,246,160 associated with the Cullen High Dividend Equity Fund, and $289,814 associated with the Cullen Small Cap Value Fund for the year ended June 30, 2011.

As of June 30, 2011, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

Year of Expiration	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund
June 30, 2012	$415,488	$1,665,855	–
June 30, 2013	396,772	1,942,721	$236,512
June 30, 2014	376,677	3,246,160	289,814

The Bank of New York Mellon serves as the Funds’ custodian, administrator, and fund accountant.

7. Distribution Plan

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor ALPS Distributors, Inc., to compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature.

CULLEN FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS – Continued
December 31, 2011

8. Shareholder Servicing Plan

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2.

9. Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

10. Significant Shareholders

At December 31, 2011, the Cullen Small Cap Value Fund had two affiliated shareholders who held 19.0% and 5.1%, respectively, of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the Fund.

11. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

INVESTMENT ADVISER
Cullen Capital Management LLC
645 Fifth Avenue
New York, NY 10022

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1800
Milwaukee, WI 53202

LEGAL COUNSEL
Sidley Austin LLP
One South Dearborn Street
Chicago, IL 60603

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

ADMINISTRATOR, ACCOUNTANT
AND CUSTODIAN
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Investments

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable.

Item 11. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective as of a date within 90 days of the filing date of this report, based on the evaluation of the registrant’s disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”)17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)), that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as Exhibit 99CERT.

(a)(3)	Not applicable.

(b)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are filed herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cullen Funds Trust

By (Signature and Title)	/s/James P. Cullen
James P. Cullen, President

Date February 22, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/James P. Cullen
James P. Cullen, President
Date February 22, 2012

By (Signature and Title)	/s/Jeffrey T. Battaglia
Jeffrey T. Battaglia, Treasurer

Date February 22, 2012